Fixed assets - Information on telecommunications licenses - Value (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 15,135	€ 14,737	€ 14,073	€ 14,339
Licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	6,322	€ 6,043	€ 5,917
FRANCE
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	2,628
FRANCE | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,596
FRANCE | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	159
FRANCE | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	3
FRANCE | Five G licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	870
SPAIN
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	910
SPAIN | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	328
SPAIN | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	123
SPAIN | Five G licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	459
POLAND
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	582
POLAND | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	494
POLAND | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	43
POLAND | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	45
EGYPT
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	477
EGYPT | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	317
EGYPT | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	46
EGYPT | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	114
MOROCCO
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	228
MOROCCO | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	47
MOROCCO | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	11
MOROCCO | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	170
ROMANIA
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	271
ROMANIA | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	101
ROMANIA | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	50
ROMANIA | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	120
JORDAN
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	211
JORDAN | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	51
JORDAN | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	73
JORDAN | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	87
BELGIUM
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	94
BELGIUM | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	90
BELGIUM | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	2
BELGIUM | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	2
Slovensko
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	108
Slovensko | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	44
Slovensko | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	12
Slovensko | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	15
Slovensko | Five G licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	37
Other countries excluding France, Spain, Poland, Egypt, Morocco, Romania, Jordan, and Belgium [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	813
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	37,378
Gross carrying amount [member] | Licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	12,168
Gross carrying amount [member] | FRANCE
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	4,235
Gross carrying amount [member] | FRANCE | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	2,180
Gross carrying amount [member] | FRANCE | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	914
Gross carrying amount [member] | FRANCE | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	266
Gross carrying amount [member] | FRANCE | Five G licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	875
Gross carrying amount [member] | SPAIN
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,273
Gross carrying amount [member] | SPAIN | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	529
Gross carrying amount [member] | SPAIN | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	285
Gross carrying amount [member] | SPAIN | Five G licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	459
Gross carrying amount [member] | POLAND
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,241
Gross carrying amount [member] | POLAND | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	745
Gross carrying amount [member] | POLAND | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	365
Gross carrying amount [member] | POLAND | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	131
Gross carrying amount [member] | EGYPT
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	956
Gross carrying amount [member] | EGYPT | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	413
Gross carrying amount [member] | EGYPT | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	142
Gross carrying amount [member] | EGYPT | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	401
Gross carrying amount [member] | MOROCCO
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	832
Gross carrying amount [member] | MOROCCO | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	60
Gross carrying amount [member] | MOROCCO | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	28
Gross carrying amount [member] | MOROCCO | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	744
Gross carrying amount [member] | ROMANIA
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	567
Gross carrying amount [member] | ROMANIA | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	184
Gross carrying amount [member] | ROMANIA | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	91
Gross carrying amount [member] | ROMANIA | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	292
Gross carrying amount [member] | JORDAN
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	391
Gross carrying amount [member] | JORDAN | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	82
Gross carrying amount [member] | JORDAN | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	132
Gross carrying amount [member] | JORDAN | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	177
Gross carrying amount [member] | BELGIUM
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	365
Gross carrying amount [member] | BELGIUM | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	140
Gross carrying amount [member] | BELGIUM | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	149
Gross carrying amount [member] | BELGIUM | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	76
Gross carrying amount [member] | Slovensko
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	225
Gross carrying amount [member] | Slovensko | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	76
Gross carrying amount [member] | Slovensko | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	46
Gross carrying amount [member] | Slovensko | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	66
Gross carrying amount [member] | Slovensko | Five G licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	37
Gross carrying amount [member] | Other countries excluding France, Spain, Poland, Egypt, Morocco, Romania, Jordan, and Belgium [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 2,083